COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Capital expenditure	$ 54.9	$ 15.4
Outstanding letters of credit	12.1	2.0
Surety bonds and other bank issued guarantees	156.1	122.8
Cash margin guarantees	3.8	3.6
Accounts Payable [Member] | Related Party [Member]
Loss Contingencies [Line Items]
Due to related parties current and non current	$ 1.7	$ 1.5